Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 79,952	$ 11,136	¥ 71,925
Restricted cash	500	70	500
Accounts receivable, net	40,838	5,688	52,241
Prepaid expenses and other current assets, net	101,388	14,121	95,311
Inventories	13,607	1,895	16,169
Assets related to discontinued operation	307	43	292
Total current assets	237,210	33,039	237,022
Non-current assets
Property and equipment, net	58,785	8,188	61,410
Operating lease right-of-use assets, net	11,226	1,564	13,030
Intangible assets, net	1,066	148	1,677
Equity method investment
Other non-current assets	222	31
Total non-current assets	71,299	9,931	76,117
Total assets	308,509	42,970	313,139
Current liabilities
Accounts payable	102,782	14,315	126,685
Short-term borrowings	47,430	6,606	53,935
Current portion of long-term borrowings	1,080	150	1,080
Lease liability	3,803	530	3,673
Other payables and accrued liabilities	62,138	8,655	54,479
Income tax payables	18	3	18
Current liabilities related to discontinued operation	819	114	781
Total current liabilities	255,582	35,598	245,669
Non-current liabilities
Long-term borrowings	6,330	882	6,870
Government grants	8,395	1,169	8,697
Deferred tax liability	210	29	295
Lease liability - non-current	8,941	1,245	10,876
Total non-current liabilities	23,876	3,325	26,738
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB265,773 and RMB225,803 as of March 31, 2022 and September 30, 2023, respectively)	279,458	38,923	272,407
Commitments and contingencies
Shareholder’s equity
- Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as of March 31, 2023 and September 30, 2023
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and September 30, 2023	9	1	9
Additional paid-in capital	216,504	30,155	216,504
Accumulated deficit	(186,379)	(25,959)	(175,893)
Accumulated other comprehensive income	3,812	532	3,469
Total UTime Limited shareholder’s equity	33,946	4,729	44,089
Non-controlling interests	(4,895)	(682)	(3,357)
Total shareholders’ equity	29,051	4,047	40,732
Total liabilities and shareholders’ equity	308,509	42,970	313,139
Related Party
Current assets
Due from related parties	618	86	584
Current liabilities
Due to related parties	¥ 37,512	$ 5,225	¥ 5,018